PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,838	$ 4,681
Less: accumulated depreciation and amortization	(4,158)	(3,801)
Property and equipment, net	680	880
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,927	3,617
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	198	206
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	142	256
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 571	$ 602